Offerings	Oct. 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 367,091,383.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,695.32
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to Acquire Shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to acquire shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	This fee rate reflects the fee rate for the filing fees previously paid on August 8, 2025. A filing fee of $153.10 was previously paid in connection with the Registrant's registration statement on Form N-2 under the Securities Act of 1933, as amended (File No. 333-289452) filed on August 8, 2025.